UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT HUFFMAN
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ ROBERT HUFFMAN                     NORTHBROOK, IL                11/12/2008
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           107
                                         ------------
Form 13F Information Table Value Total:        309803
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                      VALUE     SHARES/   SH/   PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x $1000)  RN AMT    PRN   CALL  DSCRETN  MANAGERS      SOLE
-------------------------- --------------- --------   --------   ------   ---   ----  -------  --------  --------------
ADAMS EXPRESS CO 	        COM		006212104  2464	    228637  SH 	        SOLE	NONE	228637
ALLSTATE CORP	                COM		020002101   240	      5500  SH 	  	SOLE	NONE	5500
ANTHRACITE CAP INC	        COM		037023108    56      11420  SH 		SOLE	NONE	11420
BANCROFT FUND LTD 	        COM		059695106  4378	    331637  SH 		SOLE	NONE	331637
BANK OF AMERICA CORPORATION     COM		060505104   521      13936  SH 		SOLE	NONE	13936
BERKSHIRE HATHAWAY INC DEL	CL B		084670207   598        136  SH 		SOLE	NONE	136
BLACKROCK DIVID ACHIEVRS TM	COM		09250N107  3722     383417  SH 		SOLE	NONE	383417
BLACKROCK FL INSD MUN 2008 TRM	COM		09247H106  4788     326183  SH 		SOLE	NONE	326183
BLACKROCK FLA MUN 2020 TERM	COM SHS		09250M109  2021     185400  SH 		SOLE	NONE	185400
BLACKROCK GLOBAL FLG INC TR 	COM		091941104   173      15200  SH 		SOLE	NONE	15200
BLACKROCK INCOME TR INC		COM		09247F100  2412     438315  SH 		SOLE	NONE	438315
BLACKROCK INSD MUN 2008 TRM	COM		09247K109   914      61744  SH 		SOLE	NONE	61744
BLACKROCK INSD MUN TERM TR I	COM		092474105  3760     378702  SH 		SOLE	NONE	378702
BLACKROCK INTL GRWTH & INC T	COM BENE INTER	092524107  1597     148572  SH 		SOLE	NONE	148572
BLACKROCK MUNIHOLDINGS FLA I	COM		09254P108   981     101056  SH 		SOLE	NONE	101056
BLACKROCK MUNIYIELD QUALITY	COM		09254G108   175      18900  SH 		SOLE	NONE	18900
BLACKROCK NY INSD MUN 2008 T	COM		09247L107  2856     192345  SH 		SOLE	NONE	192345
BLACKROCK PFD & EQ ADVANTAGE	COM		092508100   161      16000  SH 		SOLE	NONE	16000
BLACKROCK PFD INCOME STRATEG	COM		09255H105   485      58150  SH 		SOLE	NONE	58150
BLACKROCK S&P QLTY RK EQ MD	SHS BEN INT	09250D109   384      32025  SH 		SOLE	NONE	32025
BLACKROCK STRAT DIVD ACHIEVE	COM		09249Y107  4270     420770  SH 		SOLE	NONE	420770
CHEVRON CORP NEW 	        COM		166764100   859      10534  SH 		SOLE	NONE	10534
CITIGROUP INC 	                COM		172967101  1917      86042  SH 		SOLE	NONE	86042
DEFINED STRATEGY FD INC	        COM		24476Y100  4571     322432  SH 		SOLE	NONE	322432
DREMAN/CLAYMORE DIVID & INC	COM		26153R100   215      41361  SH 		SOLE	NONE	41361
DWS GLOBAL COMMODITIES STK F	COM		23338Y100  5281     416088  SH 		SOLE	NONE	416088
EATON VANCE LTD DUR INCOME F	COM		27828H105  2266     205473  SH 		SOLE	NONE	205473
EATON VANCE SR INCOME TR	SH BEN INT	27826S103   121      24389  SH 		SOLE	NONE	24389
EATON VANCE TAX MNG GBL DV E	COM		27829F108  6221     554568  SH 		SOLE	NONE	554568
EATON VANCE TX ADV GLBL DIV	COM		27828S101   205      14200  SH 		SOLE	NONE	14200
EATON VANCE TX MGD DIV EQ IN	COM		27828N102    11     923317  SH 		SOLE	NONE	923317
EATON VANCE TXMGD GL BUYWR O	COM		27829C105  1626     140151  SH 		SOLE	NONE	140151
ELLSWORTH FUND LTD	        COM		289074106  7494    1412317  SH 		SOLE	NONE	1412317
EMERGING MKTS TELECOMNC FD N	COM		290890102   178      11812  SH 		SOLE	NONE	11812
FLAHERTY & CRMN/CLYMR PFD SE 	COM SHS		338478100  1638     215655  SH 		SOLE	NONE	215655
GABELLI DIVD & INCOME TR	COM		36242H104  1056      76503  SH 		SOLE	NONE	76503
GABELLI GLOBAL DEAL FD  	COM SBI		36245G103 10593     756948  SH 		SOLE	NONE	756948
GABELLI GLOBAL MULTIMEDIA TR	COM		36239Q109  4023     555457  SH 		SOLE	NONE	555457
GENERAL ELECTRIC CO	        COM		369604103   269      11679  SH 		SOLE	NONE	11679
HANOVER INS GROUP INC 	        COM		410867105   217       5000  SH 		SOLE	NONE	5000
INSURED MUN INCOME FD	        COM		45809F104   626      58684  SH 		SOLE	NONE	58684
INVESTMENT GRADE MUN INCOME	COM		461368102   276	     24425  SH 		SOLE	NONE	24425
ISHARES INC	                MSCI JAPAN	464286848  1803     169623  SH 		SOLE	NONE	169623
ISHARES TR	                LEHMAN AGG BND	464287226   286       2900  SH 		SOLE	NONE	2900
ISHARES TR	                MSCI EAFE IDX	464287465   449       7986  SH 		SOLE	NONE	7986
ISHARES TR	                MBS FIXED BDFD	464288588  2512      24605  SH 		SOLE	NONE	24605
ISHARES TR 	                S&P NATL MUN B	464288414  5189      53324  SH 		SOLE	NONE	53324
ISHARES TR                     	S&P 100 IND FD	464287101 16301     307279  SH 		SOLE	NONE	307279
JOHN BEAN TECHNOLOGIES CORP	COM		477839104   187      16564  SH 		SOLE	NONE	16564
JOHN HANCOCK BK &THRIFT OPP	SH BEN INT	409735107   140      26776  SH 		SOLE	NONE	26776
JOHNSON & JOHNSON 	        COM		478160104   340       5000  SH 		SOLE	NONE	5000
JP MORGAN CHASE & CO 	        COM		46625H100   320       6600  SH 		SOLE	NONE	6600
LATIN AMERN DISCOVERY FD INC 	COM		51828C106   171      10488  SH 		SOLE	NONE	10488
LIBERTY ALL STAR EQUITY FD	SH BEN INT	530158104  4905    1087646  SH 		SOLE	NONE	1087646
LINCOLN NATL CORP IND	        COM		534187109   291       7098  SH 		SOLE	NONE	7098
LOEWS CORP	                COM		540424108  1279      36000  SH 		SOLE	NONE	36000
MBIA CAP CLAYMORE MNG DUR IN	COM		55266X100   380      37900  SH 		SOLE	NONE	37900
MCDONALDS CORP 	                COM		580135101   240       3850  SH 		SOLE	NONE	3850
MERCK & CO INC	                COM		589331107   293       9200  SH 		SOLE	NONE	9200
MERRILL LYNCH & CO INC		COM		590188108   405      14715  SH 		SOLE	NONE	14715
MFS CHARTER INCOME TR		SHS BEN INT	552727109  6057     823863  SH 		SOLE	NONE	823863
MFS INTER INCOME TR             SH BEN INT	55273C107 20557    3474803  SH 		SOLE	NONE	3474803
MFS MULTIMARKET INCOME TR	SH BEN INT	552737108  2981     596219  SH 		SOLE	NONE	596219
MICROSOFT CORP			COM		594918104   312      12000  SH 		SOLE	NONE	12000
MONEYGRAM INTL INC 		COM		60935Y109   426     300000  SH 		SOLE	NONE	300000
MORGAN STANLEY HIGH YIELD FD	COM		61744M104   132      32172  SH 		SOLE	NONE	32172
MORGAN STANLEY QULTY 		MUN SECS	61745P585   190      17550  SH 		SOLE	NONE	17550
NEW GERMANY FD INC		COM		644465106   114      11138  SH 		SOLE	NONE	11138
NFJ DIVID INT & PREM STRTGY	COM SHS		65337H109   935      57360  SH 		SOLE	NONE	57360
NUVEEN CORE EQUITY ALPHA FUN	COM		67090X107   577      47365  SH 		SOLE	NONE	47365
NUVEEN EQTY PRM OPPORTUNITY F	COM		6706EM102  9483     728081  SH 		SOLE	NONE	728081
NUVEEN EQUITY PREM & GROWTH	COM		6706EW100  2221     169900  SH 		SOLE	NONE	169900
NUVEEN FLA QUALITY INCOME MU  	COM		670978105  3468     337079  SH 		SOLE	NONE	337079
NUVEEN MULTI STRAT INC & GR	COM		67073B106  1826     302018  SH 		SOLE	NONE	302018
NUVEEN MULTI STRAT INC & GR	COM SHS		67073D102  1763     295545  SH 		SOLE	NONE    295545
NUVEEN NY MUN VALUE FD 		COM		67062M105   518      57450  SH 		SOLE	NONE	57450
NUVEEN PREM INCOME MUN FD	COM		67062T100   129      11500  SH 		SOLE	NONE	11500
OLD REP INTL CORP		COM		680223104   137      11875  SH 		SOLE	NONE	11875
PFF BANCORP INC			COM		69331W104    20      15900  SH 		SOLE	NONE	15900
PHARMACEUTICAL HLDRS TR		DEPOSITORY RCPT	71712A206  7392     111300  SH 		SOLE	NONE	111300
PIONEER TAX ADVANTAGE BALANC	COM		723761102  8394     751925  SH 		SOLE	NONE	751925
PLUM CREEK TIMBER CO INC	COM		729251108   277       5850  SH 		SOLE	NONE	5850
POWERSHARES EFT TRUST          	FTSE RAFI 1000	73935X583  8718     192159  SH 		SOLE	NONE	192159
POWERSHARES ETF TRUST		FINL PFD PTFL	73935X229   176      12900  SH 		SOLE	NONE	12900
PROSHARES TR			ULTRASHT SP500	74347R883   746      10620  SH 		SOLE	NONE	10620
PROSHARES TR			BASIC MTRL PRO	74347R651   202       3787  SH 		SOLE	NONE	3787
PUTNAM MANAGED MUN INCM TR     	COM		746823103  6828    1044730  SH 		SOLE	NONE	1044730
PUTNAM MASTER INTER INCOME T   	SH BEN INT	746909100  2028     377282  SH 		SOLE	NONE	377282
PUTNAM MUN OPPORTUNITES TR   	SH BEN INT	746922103 14218    1373819  SH 		SOLE	NONE	1373819
PUTNAM PREMIER INCOME TR       	SH BEN INT	746853100 13950    2575266  SH 		SOLE	NONE	2575266
S & P 500 GEARED FD INC		COM		78381R105   452      40160  SH 		SOLE	NONE	40160
SELIGMAN SELECT MUN FD INC	COM		816344105  1972     213877  SH 		SOLE	NONE	213877
SOVEREIGN BANCORP INC 		COM		845905108    90      15965  SH 		SOLE	NONE	15965
SPDR TR                        	UNIT SER 1	78462F103  2612      22554  SH 		SOLE	NONE	22554
SUNAMERICA FCSED ALPHA GRW F	COM		867037103  7163     555592  SH 		SOLE	NONE	555592
SUNAMERICA FOCUSE ALPHA LC F	COM		867038101  4332     334866  SH 		SOLE	NONE	334866
TRAVELERS COMPANIES INC		COM		89417E109   349       8436  SH 		SOLE	NONE	8436
TRI CONTL CORP			COM		895436103 16687    1142881  SH 		SOLE	NONE	1142881
VAN KAMPEN BD FD               	COM		920955101  1034      71800  SH 		SOLE	NONE	71800
VAN KAMPEN DYNAMIC CR OPPORT	COM		921166104  8284     779575  SH 		SOLE	NONE	779575
VAN KAMPEN TR INVT GRADE MUN 	COM		920929106   220      18803  SH 		SOLE	NONE	18803
VERIZON COMMUNICATIONS 		COM		92343V104   211       6750  SH 		SOLE	NONE	6750
WESTERN ASSET 2008 WW DRL GO   	COM		95766W103  6499     651848  SH 		SOLE	NONE    651848
WESTERN ASSET EMRG MKT DEBT	COM		95766A101  7401     577469  SH 		SOLE	NONE    577469
WESTERN ASSET HIGH INCM OPP	COM		95766K109    94      21828  SH 		SOLE	NONE    21828
WESTERN ASST MN PRT FD INC	COM		95766P108   393      37696  SH 		SOLE	NONE	37696
WSTRN ASSET/CLYMR US TR INF     COM		95766R104  3804     364215  SH 		SOLE	NONE	364215

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